Equity dividends	12 Months Ended
Mar. 31, 2018
Equity dividends
Equity dividends

 9. Equity dividends

Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	2018	2017	2016
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2017: 10.03 eurocents per share (2016: 7.77 pence per share, 2015: 7.62 pence per share)	2,670	2,447	2,852
Interim dividend for the year ended 31 March 2018: 4.84 eurocents per share (2017: 4.74 eurocents per share, 2016: 3.68 pence per share)	1,291	1,262	1,381
	3,961	3,709	4,233
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 eurocents per share, 2016: 7.77 pence per share)	2,729	2,670	2,447